Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Employee Benefit Plans [Abstract]
Schedule of Stock Option Activity

A summary of the status of the Plans as of December 31, 2014, 2013 and 2012, and changes during the years ending on those dates is presented below:

	2014		2013		2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	83,930	$18.50	97,792	$19.04	90,474	$18.85
Granted	33,525	17.72	21,800	17.65	19,150	18.00
Exercised	-	-	-	-	(7,207)	14.47
Forfeited	(7,639)	20.44	(35,662)	19.45	(4,625)	17.89
Outstanding at end of year	109,816	$18.13	83,930	$18.50	97,792	$19.04

Options exercisable at year-end	51,396		43,079		68,361
Weighted-average fair value of
of options granted
during the year		$1.96		$1.75		$1.98
Intrinsic value of options
exercised during the year		$-		$-		$24,444
Intrinsic value of options
outstanding and exercisable at
December 31, 2014		$22,021

Schedule of Stock Option Information by Grant Date

The following table summarizes characteristics of stock options as of December 31, 2014:

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
10/18/2005	24.00	1,531	0.80	1,531
10/17/2006	21.00	1,838	1.80	1,838
10/16/2007	20.05	4,425	2.80	4,425
10/21/2008	21.10	6,100	3.81	6,100
10/20/2009	17.22	9,697	4.80	9,697
9/20/2011	17.75	13,850	6.72	11,850
3/20/2012	18.00	17,050	7.22	9,900
2/19/2013	17.65	21,800	8.14	6,055
2/18/2014	17.72	33,525	9.14	-
		109,816		51,396

Schedule of Allocation of Plan Assets

The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the defined benefit retirement’s plan assets at fair value as of December 31, 2014 and December 31, 2013 (in thousands). Assets included in the plan that are not valued in the hierarchy table consist of cash and cash equivalents, totaling $527,000 and $703,000, at December 31, 2014 and 2013, respectively.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2014	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$1,113	$-	$1,113	$-
Corporate bonds and notes	3,147	-	3,147	-
Mutual funds
Value funds	1,977	1,977	-	-
Blend funds	1,696	1,696	-	-
Growth funds	1,585	1,585	-	-
Common stocks	-	-	-	-
Money market funds	85	85	-	-
	$9,603	$5,343	$4,260	$-

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2013	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$739	$-	$739	$-
Corporate bonds and notes	2,987	-	2,987	-
Mutual funds
Value funds	2,120	2,120	-	-
Blend funds	1,522	1,522	-	-
Growth funds	1,867	1,867	-	-
Common stocks	4	4	-	-
Money market funds	172	172	-	-
	$9,411	$5,685	$3,726	$-

Schedule of Net Funded Status

The measurement date for the defined benefit plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows (in thousands):

	Years ended December 31,
	2014	2013
Change in projected benefit obligation (PBO)
PBO at beginning of year	$9,108	$10,022
Service cost	-	-
Interest cost	426	395
Change in assumptions	2,297	(962)
Actuarial loss	110	91
Benefits paid	(468)	(438)
PBO at end of year	$11,473	$9,108

Change in plan assets
Fair value of plan assets at beginning of year	$10,114	$9,078
Actual return on plan assets, net of expenses	484	1,474
Benefits paid	(468)	(438)
Fair value of plan assets at end of year	$10,130	$10,114

Funded status, included in other (liabilities) assets	$(1,343)	$1,006

Amounts recognized in accumulated comprehensive loss
before income taxes consist of:
Unrecognized actual loss	$(3,777)	$(1,377)
Unrecognized net transition asset	-	1
	$(3,777)	$(1,376)

Accumulated benefit obligation	$11,473	$9,108

Components of Net Periodic Pension Cost

For the year ended December 31, 2013, the mortality assumptions were derived using the IRS 2014 Static Table. For the year ended December 31, 2014, the mortality assumptions were derived using the RP-2014 White Collar Mortality Table. Incorporated into the most recent table are rates projected generationally using Scale MP-2014 to reflect mortality improvement. The impact on the benefit obligation for the mortality assumption change in 2014 was an increase of $1,079,000.

Pension expense included the following components for the years ended December 31 (in thousands):

	2014	2013	2012

Service cost during the year	$-	$-	$222
Interest cost on projected benefit obligation	426	395	451
Expected return on plan assets	(518)	(561)	(591)
Net (amortization) accretion	-	(1)	56
Recognized net actuarial loss	40	203	296
Net periodic benefit cost	(52)	36	434

Net loss (gain)	2,441	(1,782)	(952)
Amortization of net loss	(40)	(203)	(296)
Net amortization (accretion)	-	1	(56)
Total recognized in other comprehensive loss (income)	$2,401	$(1,984)	$(1,304)

Total recognized in net periodic benefit cost and other
comprehensive loss (income)	$2,349	$(1,948)	$(870)

Schedule of Assumptions Used

Assumptions used to determine benefit obligations were:

	2014	2013	2012
Discount rate	4.00%	4.75%	4.00%
Rate of compensation increase	N/A	N/A	N/A

Assumptions used to determine the net periodic benefit cost were:

	2014	2013	2012
Discount rate	4.75%	4.00%	4.40%
Expected long-term return on plan assets	5.25	6.35	7.00
Rate of compensation increase	N/A	N/A	3.00

Schedule of Expected Benefit Payments	Future expected benefit payments (in thousands):

	2015	2016	2017	2018	2019	2020-2024

Estimated future benefit payments	$466	$472	$476	$526	$530	$2,828